Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 314-3959

[AXA EQUITABLE LOGO]

                                                               September 9, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re: Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-44996 and 811-08754, 33-83750 and 811-08754; 333-64751 and 811-08754;
                    and 333-73121 and 811-08754 and 333-61380 and 811-08754)
                    (Accumulator Advisor, Accumulator, Accumulator Plus, Accumulator Select, and Accumulator Elite, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2009, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
       AXA Aggressive Allocation;
       AXA Conservative Allocation;
       AXA Conservative-Plus Allocation;
       AXA Moderate Allocation;
       AXA Moderate-Plus Allocation;
       Multimanager Aggressive Equity;
       Multimanager Core Bond;
       Multimanager Health Care;
       Multimanager International Equity;
       Multimanager Large Cap Core Equity;
       Multimanager Large Cap Growth;
       Multimanager Large Cap Value;
       Multimanager Mid Cap Growth;
       Multimanager Mid Cap Value;
       Multimanager Multi-Sector Bond;
       Multimanager Small Cap Growth;
       Multimanager Small Cap Value;
       Multimanager Technology.

  o  EQ Advisors Trust underlying funds:
       EQ/AllianceBernstein International;
       EQ/AllianceBernstein Small Cap Growth;
       EQ/Ariel Appreciation II;
       EQ/AXA Franklin Income Core;
       EQ/AXA Franklin Small Cap Value Core;
       EQ/AXA Franklin Templeton Founding Strategy Core;
       EQ/AXA Mutual Shares Core;
       EQ/AXA Templeton Growth Core;
       EQ/BlackRock Basic Value Equity;
       EQ/BlackRock International Value;
       EQ/Boston Advisors Equity Income;
       EQ/Calvert Socially Responsible;
       EQ/Capital Guardian Growth;
       EQ/Capital Guardian Research;
       EQ/Caywood-Scholl High Yield Bond;
       EQ/Common Stock Index;
       EQ/Common Stock Index II;
       EQ/Core Bond Index;
       EQ/Davis New York Venture;
       EQ/Equity 500 Index;
       EQ/Evergreen Omega;
       EQ/Focus PLUS;
       EQ/GAMCO Mergers and Acquisitions;
       EQ/GAMCO Small Company Value;
       EQ/Global Bond PLUS;
       EQ/Global Multi-Sector Equity;
       EQ/Intermediate Government Bond Index;
       EQ/International Core PLUS;
       EQ/International Growth;
       EQ/JPMorgan Value Opportunities;
       EQ/Large Cap Core PLUS;
       EQ/Large Cap Growth Index;
       EQ/Large Cap Growth PLUS
       EQ/Large Cap Value Index;
       EQ/Large Cap Value PLUS;
       EQ/Long Term Bond;
       EQ/Lord Abbett Growth and Income;
       EQ/Lord Abbett Large Cap Core;
       EQ/Lord Abbett Mid Cap Value;
       EQ/Mid Cap Index;
       EQ/Mid Cap Value PLUS;
       EQ/Money Market;
       EQ/Montag & Caldwell Growth;
       EQ/Oppenheimer Global;
       EQ/PIMCO Ultra Short Bond;
       EQ/Quality Bond PLUS;
       EQ/Short Duration Bond;
       EQ/Small Company Index;
       EQ/Small Company Index II;
       EQ/T. Rowe Price Growth Stock;
       EQ/UBS Growth and Income;
       EQ/Van Kampen Comstock;
       EQ/Van Kampen Mid Cap Growth.

      Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     --------------
                                                         Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104